Development Costs - Schedule of Development Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Development Costs [Abstract]
Miscellaneous development cost			$ (748)	$ (335)		$ (1,210)
Total	$ (741)		$ (748)	$ (335)	$ (798)	$ (11,372)